Share-based payments - Schedule of Free Shares Outstanding (Details)		6 Months Ended
	Jun. 08, 2026 shares benefeciary	Jun. 30, 2026 shares
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards outstanding (in shares)		6,379,142
AGA 2026 - P
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of awards authorised (in shares)	1,800,000
Total number of awards granted (in shares)	1,663,202
Total number of shares to which the awards were likely to give right (in shares)	1,663,202
Number of shares subscribed (in shares)		0
Total number of awards lapsed, cancelled or forfeited (in shares)		0
Total number of awards outstanding (in shares)		1,663,202
Total number of shares that may be subscribed (in shares)		1,663,202
Duration of the holding period	1 year
AGA 2026 - P | Corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	1,200,000
AGA 2026 - P | Corporate officers | Laurent LEVY
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	650,000
AGA 2026 - P | Corporate officers | Anne-Juliette HERMANT
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	130,000
AGA 2026 - P | Corporate officers | Bart VAN RHIJN
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	220,000
AGA 2026 - P | Corporate officers | Louis KAYITALIRE
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Total number of shares to which the awards were likely to give right (in shares)	200,000
AGA 2026 - P | Beneficiaries other than corporate officers
Disclosure Of Detailed Information About Share-based Payments [Line Items]
Number of beneficiaries who are not corporate officers | benefeciary	94